Taxes Other than Income Tax - Schedule of Taxes Other than Income Tax (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Taxes Payable [Line Items]
Property and land tax	$ 99,676	$ 99,593	$ 91,235
VAT	2,106	1,444	2,887
Fines and penalties related to taxes	2,534	291	1,881
Other taxes and penalties	22,831	1,460	14,737
Total taxes other than income tax	$ 127,147	$ 102,788	$ 110,740